UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     January 20, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $135,173 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      842      287 SH       SOLE                        0        0      287
EQUITY OFFICE PROPERTIES TRU   COM              294741103      215     7095 SH       SOLE                        0        0     7095
GENERAL GROWTH PPTYS INC       COM              370021107      218     4641 SH       SOLE                        0        0     4641
ISHARES TR                     DJ US REAL EST   464287739    15282   238224 SH       SOLE                        0        0   238224
ISHARES TR                     RUSSELL 2000     464287655     9147   138389 SH       SOLE                        0        0   138389
ISHARES TR                     RUSSELL1000VAL   464287598      979    14178 SH       SOLE                        0        0    14178
ISHARES TR                     RUSSELL 1000     464287622    16570   244752 SH       SOLE                        0        0   244752
ISHARES TR                     S&P 500 INDEX    464287200    31418   254826 SH       SOLE                        0        0   254826
ISHARES TR                     MSCI EAFE IDX    464287465    40331   682831 SH       SOLE                        0        0   682831
ISHARES TR                     MSCI EMERG MKT   464287234     8564    98498 SH       SOLE                        0        0    98498
MIDCAP SPDR TR                 UNIT SER 1       595635103      437     3244 SH       SOLE                        0        0     3244
SIMON PPTY GROUP INC NEW       COM              828806109      273     3558 SH       SOLE                        0        0     3558
SPDR TR                        UNIT SER 1       78462F103     4286    34426 SH       SOLE                        0        0    34426
VANGUARD INDEX TR              REIT VIPERS      922908553     6611   115867 SH       SOLE                        0        0   115867